STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2019

(Unaudited)

	Shares	Value
Common Stocks (99.06%)
Agriculture, Foods, & Beverage (11.60%)
Archer-Daniels-Midland Co.	3,477,500	$132,318,875
Coca-Cola Co., The	2,054,600	113,085,184
Kellogg Co.	930,000	58,404,000
McCormick & Company Inc.	428,600	69,806,082
Nestle SA ADR	1,175,800	132,148,162
PepsiCo Inc.	641,400	87,698,622

		593,460,925

Banks (4.48%)
M&T Bank Corp.	213,400	31,201,214
Northern Trust Corp.	422,700	37,168,011
U.S. Bancorp	710,821	37,453,158
Wells Fargo & Co.	2,643,100	123,089,167

		228,911,550

Building Materials & Construction (2.87%)
Vulcan Materials Co.	1,039,200	146,787,000

Chemicals (5.80%)
Air Products & Chemicals Inc.	830,000	187,513,600
Corteva Inc.	97,944	2,871,718
Croda International PLC	24,316	1,390,985
Dow Inc.	97,944	4,175,353
DuPont de Nemours Inc.	97,944	6,653,336
International Flavors & Fragrances Inc.	525,000	57,618,750
Novozymes A/S B Shares	344,484	14,692,759
Versum Materials Inc.	415,000	21,580,000

		296,496,501

Computer Software & Services (7.26%)
Alphabet Inc. Class A (a)	112,635	134,095,347
Alphabet Inc. Class C (a)	5,916	7,028,800
Automatic Data Processing Inc.	109,900	18,665,416
Facebook Inc. Class A (a)	82,675	15,350,267
Microsoft Corp.	1,129,669	155,736,168
SAP SE	83,800	10,003,467
Texas Instruments Inc.	245,807	30,418,616

		371,298,081

Computers (5.25%)
Apple Inc.	1,287,217	268,693,677

Consumer & Marketing (7.83%)
AptarGroup Inc.	677,405	82,792,439
Colgate-Palmolive Co.	872,600	64,703,290
Procter & Gamble Co., The	1,765,155	212,224,586
Reckitt Benckiser Group PLC	163,469	12,726,100
Unilever NV New York Shares	451,152	28,012,028

		400,458,443

Electronic/Electrical Manufacturing (1.45%)
Emerson Electric Co.	729,400	43,464,946

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
General Electric Co.	3,744,419	$30,891,457

		74,356,403

Health Care (17.13%)
Abbott Laboratories	847,500	72,308,700
AbbVie Inc.	847,500	55,714,650
Agilent Technologies Inc.	548,071	38,973,329
Amgen Inc.	190,085	39,655,533
Eli Lilly and Co.	997,000	112,631,090
Johnson & Johnson	2,481,600	318,538,176
Merck & Co. Inc.	296,750	25,659,973
Novo Nordisk A/S Sponsored ADR	357,416	18,624,948
Pfizer Inc.	2,239,031	79,597,552
Roche Holding AG Sponsored ADR	732,281	25,029,365
Zoetis Inc.	705,696	89,214,088

		875,947,404

Machinery & Manufacturing (9.72%)
3M Co.	564,000	91,210,080
ASML Holding NV NY Reg. Shares	364,933	81,237,735
Caterpillar Inc.	1,162,621	138,351,899
Deere & Co.	42,900	6,645,639
Donaldson Company Inc.	765,513	37,020,209
HNI Corp.	1,439,200	44,888,648
Illinois Tool Works Inc.	652,500	97,783,650

		497,137,860

Media & Broadcasting (7.32%)
Walt Disney Co., The	2,728,640	374,533,126

Mining & Metals (2.31%)
BHP Group PLC	941,859	20,316,198
Nucor Corp.	531,200	26,018,176
Rio Tinto PLC	476,280	24,043,956
Rio Tinto PLC ADR	907,200	45,886,176
South32 Ltd.	941,859	1,683,047

		117,947,553

Oil & Gas (7.90%)
Chevron Corp.	1,060,000	124,783,200
Exxon Mobil Corp.	2,615,200	179,088,896
Royal Dutch Shell PLC ADR Class A	456,900	25,403,640
Royal Dutch Shell PLC Class B	2,037,807	56,153,789
Schlumberger Ltd.	564,642	18,311,340

		403,740,865

Retailers (2.99%)
Walmart Inc.	1,339,100	153,005,566

Telecom & Telecom Equipment (2.89%)
AT&T Inc.	2,140,534	75,475,229
Corning Inc.	1,284,600	35,776,110

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications Inc.	624,900	$36,344,184

		147,595,523

Transportation (1.70%)
GATX Corp.	190,700	14,153,754
Union Pacific Corp.	442,075	71,598,467
Wabtec Corp.	20,111	1,391,882

		87,144,103

Utilities & Energy (0.56%)
Duke Energy Corp.	306,966	28,468,027

Total Common Stocks
(cost $1,627,586,440)		5,065,982,607

Short-term Investments (0.31%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 2.01% (b)	15,969,056	15,969,056

Total Short-term Investments
(cost $15,969,056)		15,969,056

TOTAL INVESTMENTS (99.37%)
(cost $1,643,555,496)		5,081,951,663
OTHER ASSETS, NET OF LIABILITIES (0.63%)		32,421,690

NET ASSETS (100.00%)		$5,114,373,353

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of August 31, 2019.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2019

(Unaudited)

	Shares	Value
Common Stocks (66.47%)
Agriculture, Foods, & Beverage (6.45%)
Archer-Daniels-Midland Co.	940,561	$35,788,346
Campbell Soup Co.	26,000	1,170,000
Coca-Cola Co., The	410,000	22,566,400
Kellogg Co.	310,000	19,468,000
Nestle SA ADR	319,174	35,871,966
PepsiCo Inc.	110,100	15,053,973

		129,918,685

Banks (3.18%)
M&T Bank Corp.	58,300	8,524,043
Northern Trust Corp.	104,700	9,206,271
U.S. Bancorp	218,145	11,494,060
Wells Fargo & Co.	747,600	34,815,732

		64,040,106

Building Materials & Construction (1.12%)
Vulcan Materials Co.	160,200	22,628,250

Chemicals (4.34%)
Air Products & Chemicals Inc.	230,000	51,961,600
Corteva Inc.	79,452	2,329,533
Dow Inc.	79,452	3,387,039
DuPont de Nemours Inc.	79,452	5,397,174
International Flavors & Fragrances Inc.	120,000	13,170,000
Novozymes A/S B Shares	124,350	5,303,714
Versum Materials Inc.	115,000	5,980,000

		87,529,060

Computer Software & Services (6.95%)
Alphabet Inc. Class A (a)	36,687	43,676,974
Alphabet Inc. Class C (a)	3,559	4,228,448
Automatic Data Processing Inc.	47,400	8,050,416
Facebook Inc. Class A (a)	49,575	9,204,590
Microsoft Corp.	333,505	45,976,999
SAP SE	52,800	6,302,901
Texas Instruments Inc.	182,262	22,554,923

		139,995,251

Computers (3.29%)
Apple Inc.	318,176	66,416,058

Consumer & Marketing (5.06%)
AptarGroup Inc.	134,100	16,389,702
Colgate-Palmolive Co.	80,000	5,932,000
Procter & Gamble Co., The	477,700	57,433,871
Reckitt Benckiser Group PLC	65,387	5,090,393
Unilever NV New York Shares	276,106	17,143,422

		101,989,388

Electronic/Electrical Manufacturing (0.62%)
Emerson Electric Co.	98,600	5,875,574
General Electric Co.	796,300	6,569,475

		12,445,049

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.52%)
Berkshire Hathaway Inc. Class A (a)	34	$10,304,652
Berkshire Hathaway Inc. Class B (a)	533	108,418

		10,413,070

Health Care (9.99%)
Abbott Laboratories	146,675	12,514,311
AbbVie Inc.	92,000	6,048,080
Agilent Technologies Inc.	143,787	10,224,694
Amgen Inc.	70,750	14,759,865
Eli Lilly and Co.	212,000	23,949,640
Johnson & Johnson	417,700	53,615,972
Medtronic PLC	21,600	2,330,424
Merck & Co. Inc.	103,200	8,923,704
Novo Nordisk A/S Sponsored ADR	153,404	7,993,882
Pfizer Inc.	728,140	25,885,377
Roche Holding AG Sponsored ADR	179,815	6,146,077
Zoetis Inc.	229,495	29,012,758

		201,404,784

Machinery & Manufacturing (5.90%)
3M Co.	124,600	20,150,312
ASML Holding NV NY Reg. Shares	82,440	18,351,968
Caterpillar Inc.	262,400	31,225,600
Deere & Co.	72,202	11,184,812
Donaldson Company Inc.	279,017	13,493,262
HNI Corp.	160,000	4,990,400
Illinois Tool Works Inc.	130,600	19,571,716

		118,968,070

Media & Broadcasting (7.27%)
Lee Enterprises Inc. (a)	84,000	149,520
Walt Disney Co., The	1,065,995	146,318,474

		146,467,994

Mining & Metals (2.38%)
BHP Group PLC	169,900	3,664,797
Nucor Corp.	436,800	21,394,464
Rio Tinto PLC	153,825	7,765,519
Rio Tinto PLC ADR	293,000	14,819,940
South32 Ltd.	169,900	303,601

		47,948,321

Oil & Gas (4.70%)
Chevron Corp.	288,000	33,903,360
Enbridge Inc.	78,375	2,622,428
Exxon Mobil Corp.	512,400	35,089,152
Royal Dutch Shell PLC ADR Class A	216,400	12,031,840
Royal Dutch Shell PLC Class B	163,579	4,507,581
Schlumberger Ltd.	201,727	6,542,007

		94,696,368

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.57%)
Walmart Inc.	276,700	$31,615,742

Telecom & Telecom Equipment (1.77%)
AT&T Inc.	533,359	18,806,238
Corning Inc.	372,300	10,368,555
Verizon Communications Inc.	112,490	6,542,418

		35,717,211

Transportation (1.03%)
GATX Corp.	68,200	5,061,804
Union Pacific Corp.	95,035	15,391,869
Wabtec Corp.	4,276	295,942

		20,749,615

Utilities & Energy (0.33%)
Duke Energy Corp.	72,333	6,708,162

Total Common Stocks
(cost $455,650,224)		1,339,651,184

	Principal amount	Value
Corporate Bonds (18.77%)
Aerospace/Defense (0.86%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$1,000,236
Rolls-Royce PLC (b)
2.375%, 10/14/2020	1,000,000	999,271
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,026,958
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,031,931
Boeing Co.
2.850%, 10/30/2024	1,000,000	1,032,368
General Dynamics Corp.
2.375%, 11/15/2024	500,000	510,724
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,055,322
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	1,035,012
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	1,042,314
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,053,442
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	1,049,225
Boeing Co.
2.250%, 06/15/2026	500,000	500,756
General Dynamics Corp.
2.125%, 08/15/2026	500,000	502,854
United Technologies Corp.
2.650%, 11/01/2026	500,000	517,526
Airbus SE (b)
3.150%, 04/10/2027	1,000,000	1,067,062
United Technologies Corp.
3.125%, 05/04/2027	1,000,000	1,058,811

	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace/Defense (Cont.)
General Dynamics Corp.
2.625%, 11/15/2027	$500,000	$519,098
Northrop Grumman Corp.
3.250%, 01/15/2028	1,000,000	1,062,003
General Dynamics Corp.
3.750%, 05/15/2028	1,200,000	1,352,753

		17,417,666

Agriculture, Foods, & Beverage (1.58%)
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,007,037
Kellogg Co.
4.000%, 12/15/2020	324,000	331,447
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,015,118
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,012,552
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	1,006,529
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,018,431
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,333,236
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,072,038
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,054,513
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,074,196
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,051,071
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,081,609
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,062,609
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	1,053,513
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	1,045,971
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	518,547
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,051,782
Hershey Co.
2.300%, 08/15/2026	1,000,000	1,015,927
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	1,023,034
Danone SA (b)
2.947%, 11/02/2026	1,000,000	1,036,051
General Mills Inc.
3.200%, 02/10/2027	1,000,000	1,059,547
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	533,083
Sysco Corp.
3.250%, 07/15/2027	500,000	527,659

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
PepsiCo Inc.
3.000%, 10/15/2027	$1,500,000	$1,608,611
Kellogg Co.
3.400%, 11/15/2027	1,000,000	1,057,269
JM Smucker Co.
3.375%, 12/15/2027	1,500,000	1,596,720
Campbell Soup Co.
4.150%, 03/15/2028	1,000,000	1,079,123
General Mills Inc.
4.200%, 04/17/2028	1,000,000	1,126,741
Mondelez International Inc.
4.125%, 05/07/2028	2,000,000	2,247,888
Kellogg Co.
4.300%, 05/15/2028	1,000,000	1,124,495

		31,826,347

Automotive (0.65%)
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	499,814
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	1,004,903
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	997,514
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	993,734
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	497,618
Toyota Motor Credit Corp.
2.900%, 04/17/2024	1,000,000	1,039,000
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	512,615
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	1,008,725
BMW US Capital LLC (b)
3.300%, 04/06/2027	1,000,000	1,053,159
Toyota Motor Credit Corp.
3.050%, 01/11/2028	1,000,000	1,065,543
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	1,089,841
Daimler Finance NA LLC (b)
3.750%, 02/22/2028	1,000,000	1,069,141
Toyota Motor Credit Corp.
3.650%, 01/08/2029	1,000,000	1,118,683
Daimler Finance NA LLC (b)
4.300%, 02/22/2029	1,000,000	1,121,860

		13,072,150

Banks (1.14%)
Toronto-Dominion Bank, The
3.000%, 06/11/2020	1,000,000	1,007,487
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,005,763
PNC Bank NA
2.450%, 11/05/2020	500,000	502,706

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wells Fargo & Co.
3.000%, 01/22/2021	$1,000,000	$1,013,587
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	1,003,057
PNC Bank NA
2.150%, 04/29/2021	1,000,000	1,002,763
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,025,774
3.700%, 01/30/2024	500,000	535,263
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,067,006
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,057,048
PNC Bank NA
3.250%, 06/01/2025	500,000	528,228
State Street Corp.
3.550%, 08/18/2025	500,000	537,951
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	1,035,313
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	518,663
State Street Corp.
2.650%, 05/19/2026	1,000,000	1,034,008
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	1,018,391
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	507,246
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,558,722
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	1,071,376
PNC Bank NA
3.100%, 10/25/2027	1,000,000	1,063,877
Bank of New York Mellon Corp.
3.400%, 01/29/2028	2,000,000	2,166,562
U.S. Bancorp
3.900%, 04/26/2028	1,000,000	1,140,650
Wells Fargo & Co.
4.150%, 01/24/2029	500,000	560,257
Bank of America Corp. (c)
3.974%, 02/07/2030	1,000,000	1,109,108

		23,070,806

Chemicals (0.45%)
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,013,063
2.700%, 02/21/2023	1,000,000	1,022,051
3.200%, 01/30/2026	1,000,000	1,066,702
Air Liquide Finance (b)
2.500%, 09/27/2026	1,000,000	1,014,647
Ecolab Inc.
2.700%, 11/01/2026	1,000,000	1,036,880
3.250%, 12/01/2027	1,500,000	1,627,130

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
PPG Industries Inc.
3.750%, 03/15/2028	$2,000,000	$2,191,418

		8,971,891

Commercial Service/Supply (0.10%)
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,058,932

Computer Software & Services (0.82%)
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	501,433
Microsoft Corp.
2.125%, 11/15/2022	2,000,000	2,026,644
Intel Corp.
2.700%, 12/15/2022	1,000,000	1,029,332
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	3,033,153
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,068,497
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,090,847
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,077,737
Intel Corp.
2.600%, 05/19/2026	1,000,000	1,033,611
Oracle Corp.
2.650%, 07/15/2026	1,000,000	1,025,105
Microsoft Corp.
2.400%, 08/08/2026	500,000	516,881
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	1,007,798
Microsoft Corp.
3.300%, 02/06/2027	500,000	546,204
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	1,050,212
Texas Instruments Inc.
2.900%, 11/03/2027	500,000	528,909
Oracle Corp.
3.250%, 11/15/2027	1,000,000	1,075,319

		16,611,682

Computers (0.10%)
International Business Machines Corp.
1.625%, 05/15/2020	2,000,000	1,995,390

Consumer & Marketing (0.83%)
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,032,224
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	498,390
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,014,258
Colgate-Palmolive Co.
2.300%, 05/03/2022	1,000,000	1,013,964

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
2.100%, 05/01/2023	$2,000,000	$2,019,096
NIKE Inc.
2.250%, 05/01/2023	500,000	508,037
Reckitt Benckiser Treasury Services PLC (b)
2.750%, 06/26/2024	1,000,000	1,017,282
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,058,278
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,054,641
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	523,303
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,043,281
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	500,308
NIKE Inc.
2.375%, 11/01/2026	1,000,000	1,028,575
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	526,897
Reckitt Benckiser Treasury Services PLC (b)
3.000%, 06/26/2027	1,000,000	1,037,421
Clorox Co.
3.100%, 10/01/2027	500,000	528,348
Unilever Capital Corp.
3.500%, 03/22/2028	1,000,000	1,102,204
Clorox Co.
3.900%, 05/15/2028	1,000,000	1,121,763

		16,628,270

Electronic/Electrical Manufacturing (0.59%)
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	1,017,314
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	511,915
General Electric Co.
2.700%, 10/09/2022	1,000,000	993,494
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,033,554
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,013,247
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	1,054,159
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,051,849
Siemens Financieringsmaatschappij NV (b)
2.350%, 10/15/2026	1,000,000	1,006,938
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	2,057,016
ABB Finance (USA) Inc.
3.800%, 04/03/2028	1,000,000	1,125,910

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Rockwell Automation Inc.
3.500%, 03/01/2029	$1,000,000	$1,101,780

		11,967,176

Financial Services (0.44%)
Mastercard Inc.
2.000%, 11/21/2021	500,000	502,204
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,058,330
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	288,603
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,031,444
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,038,671
3.625%, 05/13/2024	500,000	534,660
3.125%, 01/23/2025	1,000,000	1,042,678
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	756,673
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,071,043
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	1,054,253
Mastercard Inc.
2.950%, 11/21/2026	500,000	529,554

		8,908,113

Health Care (2.18%)
AstraZeneca PLC
1.950%, 09/18/2019	500,000	499,942
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,018,797
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	1,016,452
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	1,014,704
Bayer US Finance II LLC (b)
2.200%, 07/15/2022	1,300,000	1,282,228
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,500,804
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	1,015,770
Novartis Capital Corp.
2.400%, 09/21/2022	1,000,000	1,017,689
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	1,030,195
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,031,488
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	2,072,076
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,600,728
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,067,459
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,053,824

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc.
3.625%, 05/22/2024	$1,000,000	$1,063,389
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	1,031,573
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	1,040,761
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	1,041,792
Bayer US Finance II LLC (b)
2.850%, 04/15/2025	1,000,000	966,372
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	1,040,636
Roche Holdings Inc. (b)
3.000%, 11/10/2025	2,000,000	2,107,418
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,060,343
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,059,686
Johnson & Johnson
2.450%, 03/01/2026	500,000	515,762
Stryker Corp.
3.500%, 03/15/2026	1,000,000	1,072,524
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	517,598
Amgen Inc.
2.600%, 08/19/2026	1,000,000	1,011,384
Roche Holdings Inc. (b)
2.375%, 01/28/2027	1,000,000	1,021,110
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	534,263
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	1,051,696
Amgen Inc.
3.200%, 11/02/2027	1,000,000	1,052,670
Johnson & Johnson
2.900%, 01/15/2028	2,000,000	2,122,616
Stryker Corp.
3.650%, 03/07/2028	1,000,000	1,098,827
GlaxoSmithKline Capital Inc.
3.875%, 05/15/2028	2,000,000	2,239,378
Sanofi
3.625%, 06/19/2028	1,500,000	1,684,046
Merck & Co. Inc.
3.400%, 03/07/2029	1,000,000	1,100,702
Eli Lilly and Co.
3.375%, 03/15/2029	1,000,000	1,098,206
Pfizer Inc.
3.450%, 03/15/2029	1,000,000	1,091,663

		43,846,571

Machinery & Manufacturing (0.75%)
Caterpillar Financial Services Corp.
2.950%, 05/15/2020	1,000,000	1,005,616
Danaher Corp.
2.400%, 09/15/2020	500,000	501,034

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Inc.
3.900%, 05/27/2021	$500,000	$518,151
John Deere Capital Corp.
2.750%, 03/15/2022	500,000	510,811
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,018,766
Covidien International
3.200%, 06/15/2022	1,000,000	1,034,474
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,022,880
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,064,589
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,596,396
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	1,000,000	1,058,995
3M Co.
3.000%, 08/07/2025	1,000,000	1,052,317
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,027,414
3M Co.
2.250%, 09/19/2026	500,000	502,979
Eaton Corp.
3.103%, 09/15/2027	1,000,000	1,050,703
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	1,063,044
3M Co.
3.375%, 03/01/2029	1,000,000	1,083,894

		15,112,063

Media & Broadcasting (0.26%)
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,035,628
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	1,025,706
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,065,948
2.350%, 01/15/2027	1,000,000	1,004,560
RELX Capital Inc.
4.000%, 03/18/2029	1,000,000	1,102,486

		5,234,328

Mining & Metals (0.15%)
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,026,425
Alcoa Inc.
5.870%, 02/23/2022	756,000	807,378
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,083,445

		2,917,248

Oil & Gas (1.14%)
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,000,990

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Total Capital International SA
2.750%, 06/19/2021	$1,000,000	$1,013,459
TransCanada PipeLines Ltd.
2.500%, 08/01/2022	2,000,000	2,016,764
Shell International Finance
2.375%, 08/21/2022	1,000,000	1,016,738
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,024,051
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	2,005,010
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,046,911
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	515,567
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,057,051
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,109,592
2.709%, 03/06/2025	1,000,000	1,038,055
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,062,935
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	514,211
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,079,091
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,130,430
Shell International Finance
2.875%, 05/10/2026	1,000,000	1,047,573
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	1,025,452
Sabal Trail Transmission LLC (b)
4.246%, 05/01/2028	1,000,000	1,107,242
TransCanada PipeLines Ltd.
4.250%, 05/15/2028	1,000,000	1,115,127
Total Capital International SA
3.455%, 02/19/2029	1,000,000	1,096,694

		23,022,943

Retailers (0.99%)
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,050,190
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,014,619
Home Depot Inc.
2.625%, 06/01/2022	500,000	511,986
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,035,799
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	1,025,067
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,062,832

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Wal-Mart Stores Inc.
3.300%, 04/22/2024	$500,000	$530,607
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	1,038,572
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,055,554
Target Corp.
3.500%, 07/01/2024	1,000,000	1,078,123
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	1,073,371
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,054,831
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,060,039
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	1,006,889
Target Corp.
2.500%, 04/15/2026	1,000,000	1,031,347
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	1,006,076
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	1,066,361
Amazon.com Inc.
3.150%, 08/22/2027	1,000,000	1,074,380
McDonald’s Corp.
3.800%, 04/01/2028	1,000,000	1,107,583

		19,884,226

Telecom & Telecom Equipment (0.61%)
Deutsche Telekom International Finance BV (b)
1.950%, 09/19/2021	1,000,000	994,444
AT&T Inc.
3.000%, 02/15/2022	2,000,000	2,044,866
Verizon Communications Inc.
2.450%, 11/01/2022	1,000,000	1,013,846
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,079,710
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,084,930
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	543,056
2.950%, 02/28/2026	500,000	531,632
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	1,022,088
Vodafone Group PLC
4.375%, 05/30/2028	1,000,000	1,121,668
Verizon Communications Inc.
4.329%, 09/21/2028	1,012,000	1,161,534
3.875%, 02/08/2029	1,000,000	1,114,632
AT&T Inc.
4.350%, 03/01/2029	500,000	557,786

		12,270,192

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (0.78%)
Burlington Northern Santa Fe
3.050%, 09/01/2022	$500,000	$514,677
United Parcel Service Inc.
2.450%, 10/01/2022	1,000,000	1,017,219
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,551,714
Union Pacific Corp.
2.750%, 04/15/2023	500,000	512,570
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,068,883
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,069,862
Union Pacific Corp.
3.250%, 08/15/2025	500,000	526,863
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	2,080,098
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	1,031,815
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	517,256
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	506,721
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	1,043,287
Norfolk Southern Corp.
3.150%, 06/01/2027	500,000	531,035
United Parcel Service Inc.
3.050%, 11/15/2027	2,000,000	2,109,072
Union Pacific Corp.
3.950%, 09/10/2028	1,000,000	1,124,385
3.700%, 03/01/2029	500,000	554,568

		15,760,025

Utilities & Energy (4.35%)
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	505,461
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,046,564
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	509,310
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,002,853
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,021,253
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,024,735
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,023,248
Detroit Edison Co.
2.650%, 06/15/2022	500,000	506,142
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	1,009,191

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	$1,000,000	$1,018,471
Northern States Power Co.
2.150%, 08/15/2022	500,000	502,010
Pacific Gas & Electric (d)
2.450%, 08/15/2022	1,000,000	962,500
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,022,765
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	1,009,548
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	1,008,725
Tampa Electric Co.
2.600%, 09/15/2022	500,000	504,959
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	505,637
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,009,957
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,022,040
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	2,030,470
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,058,650
Pacificorp
2.950%, 06/01/2023	1,000,000	1,031,779
Pacific Gas & Electric (d)
3.250%, 06/15/2023	1,000,000	967,500
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,052,481
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,030,584
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,065,453
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,102,656
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	527,440
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,061,449
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,059,835
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,050,495
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,126,418
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,062,534
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,055,639
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	1,048,715
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,064,180

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Alabama Power Co.
2.800%, 04/01/2025	$1,000,000	$1,023,358
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	522,419
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	1,036,741
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	1,043,294
Pacific Gas & Electric (d)
3.500%, 06/15/2025	1,000,000	985,000
Southern California Gas Co.
3.200%, 06/15/2025	500,000	521,454
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,062,684
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,042,491
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	526,029
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	1,053,190
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,045,275
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	1,049,753
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,067,166
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	1,054,215
Brooklyn Union Gas Co., The (b)
3.407%, 03/10/2026	1,000,000	1,052,896
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	1,038,632
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	1,008,209
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	1,014,208
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	1,025,210
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	1,012,554
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	1,016,543
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	1,019,442
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	502,680
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	998,894
AEP Transmission Company LLC
3.100%, 12/01/2026	500,000	524,791
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	516,439
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	1,047,520

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Westar Energy Inc.
3.100%, 04/01/2027	$1,000,000	$1,051,057
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	1,061,356
Public Service Electric and Gas Co.
3.000%, 05/15/2027	500,000	526,878
Appalachian Power Co.
3.300%, 06/01/2027	1,000,000	1,060,623
Rochester Gas & Electric Corp. (b)
3.100%, 06/01/2027	1,000,000	1,048,263
Atmos Energy Corp.
3.000%, 06/15/2027	1,000,000	1,052,878
Union Electric Co.
2.950%, 06/15/2027	1,000,000	1,047,222
Boston Gas Co. (b)
3.150%, 08/01/2027	500,000	525,951
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	522,418
Wisconsin Power & Light
3.050%, 10/15/2027	1,000,000	1,054,523
Consolidated Edison Co. of New York
3.125%, 11/15/2027	1,000,000	1,060,656
Pacific Gas & Electric (d)
3.300%, 12/01/2027	1,000,000	972,500
Southern California Edison Co.
3.650%, 03/01/2028	1,000,000	1,081,684
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	1,089,801
Virginia Electric & Power Co.
3.800%, 04/01/2028	1,000,000	1,105,021
Public Service Electric and Gas Co.
3.700%, 05/01/2028	1,000,000	1,113,306
Ameren Illinois Co.
3.800%, 05/15/2028	1,000,000	1,113,084
Consolidated Edison Co. of New York
3.800%, 05/15/2028	1,000,000	1,106,771
Indiana Michigan Power Co.
3.850%, 05/15/2028	1,000,000	1,114,873
AEP Texas Central Co.
3.950%, 06/01/2028	1,000,000	1,115,957
Duke Energy Ohio Inc.
3.650%, 02/01/2029	1,000,000	1,108,142
Brooklyn Union Gas Co., The (b)
3.865%, 03/04/2029	1,000,000	1,116,170
Union Electric Co.
3.500%, 03/15/2029	1,000,000	1,106,642
MidAmerican Energy Co.
3.650%, 04/15/2029	1,000,000	1,119,004

		87,697,514

Total Corporate Bonds
(cost $360,558,390)		378,273,533

Foreign Government Bonds (0.10%)
Province of Quebec
2.500%, 04/20/2026	1,000,000	1,048,095

	Principal amount	Value
Foreign Government Bonds (Cont.)
Province of Ontario
2.500%, 04/27/2026	$1,000,000	$1,046,992

Total Foreign Government Bonds
(cost $1,995,375)		2,095,087

Government Agency Securities (e) (4.31%)
Agency Commercial Mortgage-Backed Securities (4.21%)
Federal Home Loan Mortgage Corp.
Series K018, Class A2
2.789%, 01/25/2022	10,000,000	10,164,550
Series K029, Class A1
2.839%, 10/25/2022	4,352,179	4,405,549
Series KSMC, Class A2
2.615%, 01/25/2023	2,000,000	2,046,018
Series K722, Class A2
2.406%, 03/25/2023	1,000,000	1,018,184
Series K723, Class A2
2.454%, 08/25/2023	2,000,000	2,043,892
Series K724, Class A2
3.062%, 11/25/2023	500,000	523,373
Series K725, Class A2
3.002%, 01/25/2024	3,000,000	3,144,195
Series K726, Class A2
2.905%, 04/25/2024	1,500,000	1,568,600
Series K044, Class A2
2.811%, 01/25/2025	2,000,000	2,092,270
Series K049, Class A2
3.010%, 07/25/2025	2,000,000	2,127,488
Series K054, Class A2
2.745%, 01/25/2026	500,000	525,950
Series K055, Class A2
2.673%, 03/25/2026	2,000,000	2,097,994
Series K056, Class A2
2.525%, 05/25/2026	2,000,000	2,081,524
Series K057, Class A2
2.570%, 07/25/2026	2,000,000	2,088,357
Series K058, Class A2
2.653%, 08/25/2026	1,500,000	1,575,303
Series K059, Class A2
3.120%, 09/25/2026	1,500,000	1,618,892
Series K063, Class A2
3.430%, 01/25/2027	2,000,000	2,200,018
Series K064, Class A2
3.224%, 03/25/2027	2,500,000	2,717,370
Series K065, Class A2
3.243%, 04/25/2027	2,000,000	2,178,298
Series K072, Class A2
3.444%, 12/25/2027	1,500,000	1,661,562
Series K074, Class A2
3.600%, 01/25/2028	2,000,000	2,237,206
Series K073, Class A2
3.350%, 01/25/2028	1,000,000	1,101,263
Series K075, Class A2
3.650%, 02/25/2028	1,500,000	1,681,304
Series K076, Class A2
3.900%, 04/25/2028	2,000,000	2,284,682

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Federal National Mortgage Association
Series 2012-M5, Class A2
2.715%, 02/25/2022	$2,794,746	$2,836,594
Series 2016-M12, Class AV2
2.308%, 10/25/2023	1,000,000	1,008,334
Series 2015-M11, Class A2
2.924%, 04/25/2025	2,000,000	2,098,416
Series 2015-M17, Class A2
3.035%, 11/25/2025	1,000,000	1,056,036
Series 2016-M6, Class A2
2.488%, 05/25/2026	1,000,000	1,031,421
Series 2016-M9, Class A2
2.292%, 06/25/2026	1,000,000	1,018,616
Series 2016-M11, Class A2
2.369%, 07/25/2026	2,000,000	2,046,270
Series 2016-M12, Class A2
2.527%, 09/25/2026	2,000,000	2,055,158
Series 2016-M7, Class A2
2.499%, 09/25/2026	1,000,000	1,031,358
Series 2017-M4, Class A2
2.672%, 12/25/2026	2,500,000	2,599,493
Series 2017-M7, Class A2
2.961%, 02/25/2027	2,000,000	2,126,838
Series 2017-M2, Class A2
2.894%, 02/25/2027	1,000,000	1,054,305
Series 2017-M8, Class A2
3.061%, 05/25/2027	2,000,000	2,143,306
Series 2018-M1, Class A2
3.085%, 12/25/2027	2,000,000	2,143,762
Series 2018-M2, Class A2
2.999%, 01/25/2028	2,000,000	2,127,866
Series 2018-M7, Class A2
3.150%, 03/25/2028	1,500,000	1,613,346
Series 2018-M4, Class A2
3.144%, 03/25/2028	1,500,000	1,612,664

		84,787,625

Agency Notes & Bonds (0.10%)
Tennessee Valley Authority
3.875%, 02/15/2021	2,000,000	2,063,952

		2,063,952

Total Government Agency Securities
(cost $83,301,513)		86,851,577

U.S. Treasury Obligations (8.86%)
U.S. Treasury Notes
3.375%, 11/15/2019	10,000,000	10,025,000
3.625%, 02/15/2020	15,000,000	15,109,575
3.500%, 05/15/2020	20,000,000	20,226,560
1.375%, 10/31/2020	5,000,000	4,979,295
3.625%, 02/15/2021	10,000,000	10,282,810
2.000%, 02/28/2021	5,000,000	5,027,345
2.000%, 11/15/2021	25,000,000	25,271,475
2.500%, 08/15/2023	10,000,000	10,412,890
2.750%, 11/15/2023	10,000,000	10,539,060
2.500%, 05/15/2024	5,000,000	5,245,705
2.000%, 06/30/2024	5,000,000	5,135,740

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
2.000%, 02/15/2025	$15,000,000	$15,450,000
2.750%, 02/15/2028	10,000,000	11,000,000
2.375%, 05/15/2029	23,000,000	24,786,985
1.625%, 08/15/2029	5,000,000	5,055,080

Total U.S. Treasury Obligations
(cost $173,098,147)		178,547,520

	Shares	Value
Short-term Investments (1.00%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 2.01% (f)	20,158,421	$20,158,421

Total Short-term Investments
(cost $20,158,421)		20,158,421

TOTAL INVESTMENTS (99.51%)
(cost $1,094,762,070)		2,005,577,322
OTHER ASSETS, NET OF LIABILITIES (0.49%)		9,918,102

NET ASSETS (100.00%)		$2,015,495,424

(a)	Non-income producing security.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the value of these securities amounted to $31,889,011 or 1.58% of net assets.

(c)	Rate shown is fixed until February 7, 2029.

(d)	Pacific Gas & Electric filed for Chapter 11 bankruptcy protection on January 29, 2019, and is currently in default.

(e)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(f)	Rate shown is the 7-day yield as of August 31, 2019.

ADR - American Depositary Receipt

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2019

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (97.12%)
U.S. Treasury Notes
1.250%, 10/31/2019	$10,000,000	$9,986,820
1.375%, 01/31/2020	10,000,000	9,976,560
1.375%, 02/29/2020	5,000,000	4,986,915
2.250%, 02/29/2020	3,000,000	3,004,689
1.375%, 03/31/2020	5,000,000	4,985,155
1.125%, 04/30/2020	5,000,000	4,975,975
1.500%, 05/31/2020	5,000,000	4,987,305
1.875%, 06/30/2020	10,000,000	10,003,520
1.625%, 07/31/2020	5,000,000	4,991,210
2.625%, 07/31/2020	2,000,000	2,014,218
2.625%, 08/31/2020	5,000,000	5,040,040
1.375%, 08/31/2020	5,000,000	4,979,690
2.875%, 10/31/2020	2,500,000	2,532,325
2.625%, 11/15/2020	3,000,000	3,031,992
2.125%, 01/31/2021	10,000,000	10,064,060
2.500%, 02/28/2021	5,000,000	5,063,085
1.375%, 04/30/2021	10,000,000	9,962,890
2.000%, 05/31/2021	10,000,000	10,071,880
1.125%, 07/31/2021	5,000,000	4,959,568
2.000%, 08/31/2021	5,000,000	5,046,095
2.750%, 09/15/2021	2,500,000	2,561,720
2.000%, 10/31/2021	7,500,000	7,577,640
1.875%, 11/30/2021	10,000,000	10,083,980
1.500%, 01/31/2022	10,000,000	10,007,030
1.750%, 02/28/2022	10,000,000	10,069,530
1.750%, 03/31/2022	10,000,000	10,075,780
1.750%, 04/30/2022	5,000,000	5,038,865
1.750%, 05/15/2022	10,000,000	10,078,130
1.625%, 08/15/2022	8,500,000	8,547,150
1.750%, 09/30/2022	5,000,000	5,047,460
1.875%, 10/31/2022	2,000,000	2,027,500
2.000%, 11/30/2022	2,500,000	2,544,728
2.000%, 02/15/2023	5,000,000	5,095,705
2.500%, 03/31/2023	3,000,000	3,112,149
1.500%, 03/31/2023	2,000,000	2,005,860
1.625%, 04/30/2023	5,000,000	5,035,350
1.625%, 05/31/2023	10,000,000	10,072,660
1.375%, 06/30/2023	5,000,000	4,990,235
1.250%, 07/31/2023	5,000,000	4,966,015
2.500%, 08/15/2023	5,000,000	5,206,445
1.375%, 09/30/2023	5,000,000	4,991,600
1.625%, 10/31/2023	5,000,000	5,041,210
2.875%, 10/31/2023	2,000,000	2,116,718
2.125%, 11/30/2023	10,000,000	10,289,060
2.250%, 01/31/2024	5,000,000	5,176,365
2.750%, 02/15/2024	5,000,000	5,286,135
2.125%, 02/29/2024	5,000,000	5,152,735
2.125%, 03/31/2024	3,000,000	3,093,516
2.000%, 04/30/2024	5,000,000	5,130,860

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (cont.)
2.500%, 05/15/2024	$6,500,000	$6,819,417
2.375%, 08/15/2024	7,000,000	7,319,375
2.250%, 10/31/2024	2,500,000	2,602,930
2.250%, 11/15/2024	8,000,000	8,329,376
2.250%, 12/31/2024	8,000,000	8,338,440
2.000%, 02/15/2025	5,000,000	5,150,000
2.125%, 05/15/2025	2,000,000	2,075,312
2.000%, 08/15/2025	2,500,000	2,578,418

Total U.S. Treasury Obligations
(cost $329,194,761)		334,299,391

	Shares	Value
Short-term Investments (2.40%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 2.01% (a)	8,272,666	8,272,666

Total Short-term Investments
(cost $8,272,666)		8,272,666

TOTAL INVESTMENTS (99.52%)
(cost $337,467,427)		342,572,057
OTHER ASSETS, NET OF LIABILITIES (0.48%)		1,646,917

NET ASSETS (100.00%)		$344,218,974

(a)	Rate shown is the 7-day yield as of August 31, 2019.

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (94.98%)
Alabama (1.51%)
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	$1,145,000	$1,145,000
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	627,418
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	650,004
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	676,488
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	707,681
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.000%	05/01/2028	A2	980,000	1,066,260
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	738,888
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,455,760
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.125%	05/01/2029	A2	1,010,000	1,097,557
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	08/15/2029	A1	1,620,000	1,711,174

					10,876,230

Alaska (1.58%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	1,968,411
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,212,515
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,162,686
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,550,948
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,216,211
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,594,152
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,245,431
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,392,568

					11,342,922

Arizona (2.86%)
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	A1	1,965,000	2,028,234
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,036,070
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	600,581
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	554,430
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	495,000	521,275
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	A1	1,000,000	1,107,090
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,070,450
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	979,513
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,344,494
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,174,766
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,805,612
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School
Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,257,804
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	629,786
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	626,843
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	885,924

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	$2,000,000	$2,150,620
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	453,104
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,258,268
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	AA	1,000,000	1,092,670

					20,577,534

Arkansas (3.24%)
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013 (c)	3.500%	06/15/2023	AA	6,000,000	6,257,400
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,519,854
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	535,000	543,597
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,388,590
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	429,879
Rogers School District No. 30 of Benton County, Arkansas, Refunding Bonds	3.125%	02/01/2030	NR	2,880,000	2,978,842
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	919,949
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	3.000%	02/01/2033	Aa2	5,115,000	5,256,379
City of Heber Springs, Arkansas, Water and Sewer Revenue Ronds, Series 2019	3.000%	11/01/2033	NR	660,000	679,589
City of Heber Springs, Arkansas, Water and Sewer Revenue Ronds, Series 2019	3.000%	11/01/2035	NR	300,000	306,804

					23,280,883

California (4.14%)
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	268,434
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.000%	08/01/2025	Aaa	1,115,000	1,182,435
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.250%	08/01/2026	Aaa	1,275,000	1,358,130
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,282,770
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,118,510
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	824,258
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,747,276
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,160,007
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,360,836
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,916,372
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	AA-	2,835,000	3,153,711
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	628,511
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aaa	1,095,000	1,289,428
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	AA-	1,600,000	1,869,120
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	3,293,220

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	$400,000	$461,572
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2031	Aa2	750,000	809,483
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	574,875
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2032	Aa2	750,000	804,960
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2032	AA	510,000	598,363
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	550,000	642,582
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2008-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	600,000	701,484
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	AA	200,000	239,458
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	AA	355,000	423,259
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	AA	400,000	476,240
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	AA	500,000	594,555

					29,779,849

Colorado (1.89%)
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	Aa2	900,000	980,460
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	Aa1	3,300,000	3,505,557
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,145,470
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	3,192,120
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	534,578
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,112,770
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	AA-	2,500,000	3,090,925

					13,561,880

Connecticut (1.57%)
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	526,103
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	126,429
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	501,050
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	606,774
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,537,673
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,032,260
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (d)	2.000%	07/01/2042	Aaa	5,700,000	5,992,866

					11,323,155

Florida (3.64%)
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	110,270
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,394,142

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	$1,170,000	$1,170,000
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	AA-	600,000	613,128
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,458,099
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2022	Aa1	1,215,000	1,215,000
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	365,000	394,357
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	09/01/2023	Aa1	1,290,000	1,290,000
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	216,086
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,084,520
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	2,485,000	2,589,817
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	457,660
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,537,052
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.000%	08/01/2032	AA+	520,000	564,221
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	4.000%	09/01/2032	Aa3	540,000	622,129
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	857,880
Collier County Water-Sewer District, (Florida), Water Sewer Revenue Bonds, Series 2019	3.000%	07/01/2033	Aaa	5,080,000	5,459,527
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.250%	08/01/2033	AA+	535,000	590,415
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2033	Aa3	750,000	935,663
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	4.000%	08/01/2034	AA+	555,000	649,339
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2034	Aa3	750,000	932,205

					26,141,510

Georgia (0.81%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	204,398
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	256,695
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,168,460
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2021	NR	625,000	626,819
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,054,710
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa2	1,660,000	1,744,594
Fayette County, Georgia, Water Revenue Bond, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.375%	10/01/2024	Aa2	750,000	751,860

					5,807,536

Hawaii (0.09%)
County of Hawaii, General Obligation Bonds, 2013 Series A (Prerefunded to 09-01-2022 @ 100) (b)	5.000%	09/01/2031	AA-	575,000	641,901

Idaho (0.62%)
Independent School District No. 1 of Nez Perce County, Idaho (Lewiston), General Obligation Bonds, Series 2017B, (Sales Tax and Credit Enhancement Guaranty)	4.000%	09/15/2031	Aa3	2,880,000	3,339,360
Boise State University, General Revenue Project Bonds, Series 2018A	4.000%	04/01/2032	A+	445,000	514,754
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2034	A+	240,000	300,050
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2035	A+	250,000	311,835

					4,465,999

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (0.45%)
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	$1,200,000	$1,205,676
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,009,460

					3,215,136

Indiana (4.63%)
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	A	910,000	923,213
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011 (Escrowed to maturity) (b)	4.000%	07/10/2020	NR	2,075,000	2,127,186
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Escrowed to maturity) (b)	4.500%	08/01/2020	A1	2,075,000	2,138,184
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	194,883
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	227,597
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	222,965
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Prerefunded to 08-01-2020 @ 100) (b)	4.500%	08/01/2025	A1	1,530,000	1,578,011
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,462,641
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	07/15/2026	A+	1,000,000	1,020,860
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,376,388
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,205,000	1,227,293
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA	1,190,000	1,364,299
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA	500,000	583,745
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	588,950
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,144,340
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	244,372
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,344,280
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	AA-	3,000,000	3,643,890
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	843,555
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	3.375%	01/15/2031	AA+	1,095,000	1,197,503
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	4.000%	07/15/2032	AA+	2,285,000	2,654,050
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2033	Aa3	650,000	684,437
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2034	AA-	865,000	990,771
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2034	AA	335,000	420,067
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2034	Aa3	675,000	708,271
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2035	AA-	895,000	1,022,287
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax first Mortgage Bonds, Series 2018	5.000%	07/15/2035	AA	600,000	747,570
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2035	Aa3	700,000	730,415
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2036	AA	700,000	869,883

					33,281,906

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (2.71%)
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	$265,000	$272,380
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,471,246
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2026	Aa2	910,000	930,248
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	513,345
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,178,703
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,545,025
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.125%	06/01/2027	Aa2	1,520,000	1,553,303
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,688,375
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,221,424
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	3,000,000	3,059,730
City of Cedar Rapids, Iowa, Water Revenue Bonds, Series 2018D	3.000%	06/01/2029	Aa2	950,000	1,013,441
City of Council Bluffs, Iowa, General Obligation Bonds, Series 2018A	3.000%	06/01/2029	Aa2	1,050,000	1,133,223
City of West Des Moines, Iowa, General Obligation Urban Renewal Bonds, Series 2017D	3.000%	06/01/2031	AAA	1,770,000	1,871,191

					19,451,634

Kansas (3.25%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	1,870,000	1,888,981
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A (Prerefunded to 10-01-2020 @ 100) (b)	2.000%	10/01/2022	NR	140,000	141,222
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2024	AA-	2,000,000	2,005,860
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,952,432
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,597,280
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,094,010
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100) (b)	4.500%	09/01/2028	Aa2	3,000,000	3,199,170
Water District No. 1 of Johnson County, Kansas, Water Revenue Refunding Bonds, Series 2017A	3.000%	01/01/2032	Aaa	2,500,000	2,651,775
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2017A	5.000%	09/01/2033	Aa2	5,000,000	6,297,400
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	4.000%	11/01/2033	Aa2	440,000	523,886
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	4.000%	11/01/2034	Aa2	455,000	537,423
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	3.000%	11/01/2035	Aa2	475,000	494,105

					23,383,544

Kentucky (2.57%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,825,924
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa2	1,110,000	1,217,370
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.250%	09/15/2029	A1	1,735,000	1,926,787
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.000%	10/01/2029	Aa2	1,060,000	1,143,623
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.375%	09/15/2030	A1	1,800,000	1,999,278

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (Cont.)
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.125%	10/01/2030	Aa2	$1,095,000	$1,181,669
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa2	3,660,000	3,885,456
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.500%	09/15/2031	A1	1,860,000	2,038,300
City of Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019	3.000%	06/01/2033	Aa3	3,115,000	3,232,685

					18,451,092

Maine (0.45%)
Maine Municipal Bond Bank, 2017 Series D Refunding Bonds	3.000%	11/01/2031	Aa2	3,000,000	3,251,520

Maryland (0.59%)
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @ 100) (b)	4.000%	02/15/2026	Aaa	2,075,000	2,102,515
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,120,600

					4,223,115

Massachusetts (0.60%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A (Prerefunded to 06-01-2021 @ 100) (b)	5.000%	06/01/2034	Aa1	2,000,000	2,137,040
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	2,000,000	2,160,940

					4,297,980

Michigan (4.64%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,015,890
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	452,595
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	712,621
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2022	A+	275,000	292,713
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	496,400
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,513,052
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2023	A+	400,000	425,764
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2024	A+	600,000	638,646
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	1,996,034
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	767,158
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,382,938
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,410,641
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,468,590

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	$3,850,000	$4,202,814
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,162,610
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	566,180
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,195,990
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	784,500
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	887,140
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	338,868
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	713,286
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	829,794
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,301,212
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2032	AAA	595,000	700,369
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2033	AAA	630,000	740,319
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2034	AAA	670,000	781,595
Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2035	A+	400,000	463,144
Rockford Public Schools, County of Kent, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2035	A	1,755,000	2,038,678
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2019 School Building and Site and Refunding Bonds, (Unlimited Tax General Obligation)	5.000%	05/01/2036	Aa3	1,635,000	2,084,200
Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2036	A+	865,000	998,461

					33,362,202

Minnesota (1.99%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	2,971,818
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	186,014
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,916,190
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,063,910
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Baa1	3,860,000	4,146,258
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,686,815
City of Eagan, Minnesota, General Obligation Bonds, Series 2018A	3.250%	02/01/2032	Aaa	1,245,000	1,346,306

					14,317,311

Mississippi (1.34%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa3	1,000,000	1,016,580
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,661,759

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	$3,000,000	$3,273,510
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,662,529

					9,614,378

Missouri (1.87%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	470,788
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,196,616
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	465,000	522,474
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	448,668
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	475,851
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	370,000	376,926
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program), (Prerefunded to 03-01-2020 @ 100) (b)	5.000%	03/01/2031	NR	380,000	387,304
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2033	AA	1,000,000	1,134,090
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2034	AA	2,500,000	2,819,300
Wentzville R-IV School District, St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2018	4.000%	03/01/2034	Aa2	3,000,000	3,444,870
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,147,250

					13,424,137

Montana (2.05%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	962,693
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	577,343
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,166,773
High School District No. 1 (Missoula), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2032	Aa3	1,010,000	1,170,641
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,238,250
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	4.500%	07/01/2033	A+	560,000	685,821
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2033	A+	520,000	606,393
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	505,000	620,488
High School District No. A (Great Falls), Cascade County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	725,000	911,195
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	805,000	1,011,740
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2034	A+	565,000	656,767
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	880,000	1,094,174
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2035	A+	1,925,000	2,412,102

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (Cont.)
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2035	A+	$845,000	$979,220
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2036	A+	585,000	676,014

					14,769,614

Nebraska (2.34%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,374,340
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,693,177
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa2	3,000,000	3,049,800
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	AA-	145,000	156,809
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	AA-	180,000	208,015
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,084,352
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	176,804
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	AA-	250,000	304,450
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	778,122
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	293,208
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	AA-	260,000	316,147
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	378,632
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	837,284
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,057,567
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	675,808
The City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Series 2019	3.000%	06/15/2034	Aa1	1,105,000	1,198,350
The City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Series 2019	3.000%	06/15/2035	Aa1	1,140,000	1,221,556

					16,804,421

Nevada (0.49%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,497,091

New Jersey (2.54%)
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa1	1,540,000	1,553,013
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,111,787
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	323,073
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa1	750,000	756,338
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,780,325
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	809,018
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	637,446
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	509,235

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	$2,345,000	$2,509,197
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,692,237
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,140,050
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aaa	1,140,000	1,237,732
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,217,200

					18,276,651

New Mexico (4.06%)
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,539,465
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa3	2,000,000	2,106,860
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa2	2,450,000	2,508,776
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,067,667
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,097,607
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,325,081
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	733,948
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	900,000	983,241
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	758,366
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	990,189
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	1,515,000	1,645,457
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	782,601
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	992,475
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	1,515,000	1,643,260
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	805,770
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	3.625%	08/01/2029	AA	3,075,000	3,453,102
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	4.000%	08/01/2030	AA	1,000,000	1,154,680
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2034	Aa2	1,800,000	2,299,680
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2035	Aa2	2,600,000	3,311,750

					29,199,975

New York (1.31%)
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C (Economically Defeased to 10-15-2019 @ 100) (b)	4.000%	10/15/2021	Baa1	3,000,000	3,010,260
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,470,790
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,930,700

					9,411,750

North Carolina (1.21%)
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,045,850

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	$1,000,000	$1,019,490
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	AA+	1,210,000	1,333,045
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	845,684
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	319,717
County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017	3.000%	06/01/2031	Aa1	2,850,000	3,071,958
County of Forsyth, North Carolina, General Obligation, Public Improvement Bonds, Series 2019B	3.000%	03/01/2032	Aaa	1,000,000	1,090,730

					8,726,474

North Dakota (1.51%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,044,850
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	914,042
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	895,058
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	835,000	887,956
Bismarck Public School District No. 1, Burleigh County, North Dakota, General Obligation School Building Bonds, Series 2017	3.125%	05/01/2030	Aa2	1,695,000	1,825,939
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2031	Aa1	1,015,000	1,088,669
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2032	Aa1	1,060,000	1,130,257
City of Fargo, North Dakota, Refunding Improvement Bonds, Series 2019A	3.000%	05/01/2033	Aa1	1,350,000	1,428,462
City of Fargo, North Dakota, Refunding Improvement Bonds, Series 2019A	3.000%	05/01/2034	Aa1	1,550,000	1,632,600

					10,847,833

Ohio (4.56%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,131,830
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01-2021 @ 100) (b)	4.300%	11/01/2023	AA-	2,840,000	3,038,317
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A (Prerefunded to 12-01-2021 @ 100) (b)	4.000%	12/01/2024	Aaa	2,155,000	2,296,950
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa3	660,000	724,911
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	550,478
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,533,646
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa3	865,000	957,962
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,092,900
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	202,242
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,411,775
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2028	Aa2	1,000,000	1,123,040

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	$1,565,000	$1,813,835
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2028	Aa2	225,000	259,925
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	920,048
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2029	Aa2	200,000	230,686
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,532,994
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2030	Aa2	235,000	277,544
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	401,131
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2030	Aa1	750,000	859,035
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2031	Aa2	220,000	257,730
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2031	Aa1	350,000	398,689
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2032	Aa2	1,500,000	1,684,560
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2032	Aa2	220,000	256,172
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2032	AA	1,750,000	1,990,468
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2032	Aa1	375,000	425,764
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2033	Aa2	370,000	428,319
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2033	Aa1	500,000	592,865
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2033	Aa1	400,000	452,412
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2033	Aa1	790,000	930,841
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	AA	1,000,000	1,130,800
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	Aa1	500,000	587,590
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2034	Aa1	875,000	985,906
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2035	Aa1	500,000	585,320
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2035	Aa1	475,000	555,617
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2036	Aa1	1,000,000	1,165,240

					32,787,542

Oklahoma (1.35%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,537,450

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oklahoma (Cont.)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	$3,000,000	$3,150,420
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,138,601
The Edmond Public Works Authority, (Edmond, Oklahoma), Sales Tax and Utility System Revenue Bonds, Series 2017	5.000%	07/01/2032	AA-	1,500,000	1,867,350

					9,693,821

Oregon (1.28%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,019,490
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	421,180
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,389,424
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	155,000	168,758
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.500%	12/01/2025	AA-	200,000	214,822
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	2,944,975
Administrative School District No. 1 (Bend-La Pine), Deschutes County, Oregon, General Obligation Bonds, Series 2019	3.000%	06/15/2035	Aa2	2,865,000	3,049,134

					9,207,783

Pennsylvania (1.55%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aaa	1,605,000	1,686,357
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	3.000%	06/01/2026	AA+	430,000	475,520
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aaa	2,505,000	2,629,674
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	1,825,000	1,908,001
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2027	NR	375,000	392,250
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	340,000	392,663
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	350,793
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,665,885
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15-2024 @ 100) (b)	5.000%	11/15/2031	AA	1,365,000	1,636,226

					11,137,369

South Carolina (1.43%)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,512,770
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,772,435
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA	355,000	382,392
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA	370,000	405,694
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA	380,000	414,743
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA	520,000	580,804
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,236,611

See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	$2,160,000	$2,411,554
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA	535,000	592,138

					10,309,141

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012 (Prerefunded to 01-15-2022 @ 100) (b)	3.000%	07/15/2022	AA-	250,000	260,635

Tennessee (2.53%)
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa1	655,000	673,707
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A (Prerefunded to 05-15-2021 @ 100) (b)	4.500%	05/15/2022	AA	2,760,000	2,921,156
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa1	670,000	688,378
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,131,509
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	916,399
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,239,124
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	758,292
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	784,493
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	810,759
Washington County, Tennessee, General Obligation School and Improvement Bonds, Series 2017B	3.000%	06/01/2030	Aa2	850,000	919,479
Washington County, Tennessee, General Obligation School Bonds, Series 2017A	3.000%	06/01/2030	Aa2	935,000	1,011,427
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA+	1,065,000	1,241,172
City of Knoxville, Tennessee, Wastewater System Revenue Refunding Bonds, Series 2013A	3.375%	04/01/2034	Aa2	5,000,000	5,096,400

					18,192,295

Texas (2.90%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	AAA	1,000,000	1,000,000
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,013,260
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A (Partially Prerefunded) (b)	5.000%	11/15/2025	Aa2	2,345,000	2,453,081
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A (Prerefunded to 11-15-2019 @ 100) (b)	5.000%	11/15/2025	Aa2	2,000,000	2,015,400
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011 (Prerefunded to 02-15-2020 @ 100) (b)	4.750%	02/15/2026	AA	1,620,000	1,646,519
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,854,635
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,578,316
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,562,615
Lake Travis Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax Refunding Bonds, Series 2017	4.000%	02/15/2033	AA+	1,000,000	1,150,370
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2034	Aa2	1,565,000	1,676,976
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2035	Aa2	2,710,000	2,896,177

					20,847,349

28	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (1.06%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	$410,000	$413,432
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	604,680
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,379,612
The Central Utah Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B, (Crossover Refunding)	4.000%	10/01/2033	AA+	2,500,000	2,911,425
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2033	AA+	1,000,000	1,158,060
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2034	AA+	1,000,000	1,154,480

					7,621,689

Vermont (0.54%)
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2032	Aa3	175,000	222,054
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2033	Aa3	190,000	240,485
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2034	Aa3	255,000	321,680
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2034	Aa3	410,000	517,211
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2035	Aa3	265,000	333,293
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2035	Aa3	435,000	547,104
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2036	Aa3	910,000	1,141,213
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2037	Aa3	440,000	550,013

					3,873,053

Virginia (0.79%)
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,112,458
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	341,682
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	712,101
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aaa	1,205,000	1,324,223
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,157,560

					5,648,024

Washington (6.01%)
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	655,600
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	565,504
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,019,525
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	236,995
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016 (Prerefunded to 12-01-2019 @ 100) (b)	4.625%	12/01/2024	NR	3,765,000	3,796,701
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,415,720
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,280,800
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	AA+	2,500,000	2,769,475
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.000%	12/01/2026	Aa2	350,000	388,710
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	446,396
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,248,508
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,200,035
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	386,617
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,173,990

See accompanying notes to schedules of investments.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	$1,000,000	$1,155,040
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	2,192,920
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,871,114
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	AA-	985,000	1,134,208
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	6,035,300
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,415,147
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2033	Aa2	840,000	965,874
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2017	4.000%	12/01/2033	AA+	5,000,000	5,768,700
Public Utility District No. 1 of Clark County, Washington, Water System Revenue and Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	1,010,000	1,236,119
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2034	Aa2	510,000	584,705
Selah School District No. 119, Yakima and Kittitas Counties, Washington, Unlimited Tax General Obligation Bonds, 2018	4.375%	12/01/2034	A1	1,040,000	1,246,222

					43,189,925

West Virginia (1.51%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,703,145
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,444,864
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA-	1,105,000	1,181,632
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	407,173
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	132,386
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA-	2,180,000	2,332,099
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	632,188

					10,833,487

Wisconsin (6.88%)
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	831,456
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	291,167
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	311,730
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,139,460
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A	1,000,000	1,036,030
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding Bonds, Series 2016G	2.000%	01/01/2026	Aa3	955,000	976,812
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,745,199
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,123,267
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2027	Aa3	340,000	377,247

30	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2028	Aa3	$275,000	$304,483
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	442,604
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C (Prerefunded to 04-01-2020 @ 100) (b)	5.000%	04/01/2029	NR	3,000,000	3,068,250
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A	1,000,000	1,174,340
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	03/01/2030	AA-	1,595,000	1,705,246
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A	2,000,000	2,344,900
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	03/01/2031	AA-	1,395,000	1,492,162
Waupaca County, Wisconsin, General Obligation Highway Facility Building Bonds, Series 2018A	3.250%	03/01/2031	Aa2	1,160,000	1,276,951
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	04/01/2031	A+	1,000,000	1,062,700
D.C. Everest Area School District, Marathon County, Wisconsin, General Obligation School Building and Improvement Bonds, Series 2018	3.375%	04/01/2031	AA	3,900,000	4,269,135
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	04/01/2031	AA	850,000	908,174
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2031	Aa2	300,000	348,603
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A	2,200,000	2,570,524
Calumet County, Wisconsin, General Obligation County Building Bonds (e)	3.000%	12/01/2031	AA+	1,300,000	1,421,043
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	04/01/2032	A+	1,120,000	1,192,654
Hamilton School District, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	3.250%	04/01/2032	Aa1	3,390,000	3,664,726
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	04/01/2032	AA	1,520,000	1,626,218
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2017F	3.000%	04/01/2032	AA+	2,240,000	2,364,701
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2032	Aa2	675,000	781,981
Calumet County, Wisconsin, General Obligation County Building Bonds (e)	3.000%	12/01/2032	AA+	1,325,000	1,441,309
Calumet County, Wisconsin, General Obligation County Building Bonds (e)	3.000%	12/01/2033	AA+	1,375,000	1,488,561
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2034	Aa2	1,390,000	1,602,364
Sun Prarie Area School District, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	AA	1,405,000	1,469,209
Sun Prarie Area School District, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	AA	1,535,000	1,599,327

					49,452,533

Total Long-term Municipal Bonds
(cost $644,767,170)					682,661,809

Short-term Municipal Variable Rate Demand Notes (3.75%)
Massachusetts (1.07%)
The Commonwealth of Massachusetts, General Obligation Bonds, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A (f)	1.340%	12/01/2030	AA	7,660,000	7,660,000

Minnesota (2.09%)
General Obligation Bonds, Series 2018B (Variable Rate), Hennepin County, Minnesota (f)	1.350%	12/01/2038	AAA	15,000,000	15,000,000

See accompanying notes to schedules of investments.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Short-term Municipal Variable Rate Demand Notes (Cont.)
North Carolina (0.59%)
City of Charlotte, North Carolina, Variable Rate Water and Sewer System Revenue Bonds, Series 2006B (f)	1.300%	07/01/2036	Aaa	$4,255,000	$4,255,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $26,915,000)					26,915,000

	Shares	Value
Short-term Investments (0.92%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 2.01% (g)	6,615,376	$6,615,376

Total Short-term Investments
(cost $6,615,376)		6,615,376

TOTAL INVESTMENTS (99.65%)
(cost $678,297,546)		716,192,185
OTHER ASSETS, NET OF LIABILITIES (0.35%)		2,524,881

NET ASSETS (100.00%)		$718,717,066

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	This security has been segregated to cover when-issued purchase commitments.

(d)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(e)	Security purchased on a “when-issued” basis.

(f)	Rate shown is as of August 31, 2019.

(g)	Rate shown is the 7-day yield as of August 31, 2019.

NR - Not Rated

32	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2019. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2019, the Municipal Bond Fund had commitments of $4,344,687 (representing 0.60% of net assets) for when-issued securities.

33

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. This update requires certain premiums on callable debt securities to be amortized to the earliest call date. The amendments will be applied on a modified-retrospective basis and are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement”, which removes, modifies, and adds certain fair value disclosure requirements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for

34

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund

Common Stocks (a)	$5,065,982,607	$—	$—	$5,065,982,607

Short-term Investments	15,969,056	—	—	15,969,056
Balanced Fund

Common Stocks (a)	1,339,651,184	—	—	1,339,651,184

Corporate Bonds (a)	—	378,273,533	—	378,273,533

Foreign Government Bonds	—	2,095,087	—	2,095,087

Agency Commercial Mortgage-Backed Securities	—	84,787,625	—	84,787,625

Agency Notes & Bonds	—	2,063,952	—	2,063,952

U.S. Treasury Obligations	—	178,547,520	—	178,547,520

Short-term Investments	20,158,421	—	—	20,158,421
Interim Fund

U.S. Treasury Obligations	—	334,299,391	—	334,299,391

Short-term Investments	8,272,666	—	—	8,272,666
Municipal Bond Fund

Long-term Municipal Bonds	—	682,661,809	—	682,661,809

Short-term Municipal Variable Rate Demand Notes	—	26,915,000	—	26,915,000

Short-term Investments	6,615,376	—	—	6,615,376

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2018 or for the period ended August 31, 2019. There were no transfers of securities between Level 1 and Level 2 as of August 31, 2019 as compared to November 30, 2018.

4.	Income Taxes

As of August 31, 2019, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,643,555,496	$3,526,722,702	$(88,326,535)	$3,438,396,167
Balanced Fund	1,094,762,070	937,426,577	(26,611,325)	910,815,252
Interim Fund	337,467,427	5,417,550	(312,920)	5,104,630
Municipal Bond Fund	678,297,546	37,894,781	(142)	37,894,639

For each Fund, the cost of investments for federal income tax purposes was the same as the cost of investments reflected on the Schedules of Investments.

35